Material Accounting Policies (Details) - USD ($)		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies [Line Items]
Eligible employees, percentage	100.00%
Employee contribution		$ 89,000	$ 62,000
Employee contributions period		50 years
Percentage of Employee contributions.		3.00%
Employees maximum contribution		$ 76,500
Net amounts		8,019,000	8,495,000
Deferred tax asset		31,000
Deferred tax income		(1,337,000)
Bottom of range [member]
Material Accounting Policies [Line Items]
Employee contribution		23,000,000
Deferred tax income		488,000
Top of range [member]
Material Accounting Policies [Line Items]
Employee contribution		30,500,000
Deferred tax income		16,000
Internal Revenue Service limits [Member]
Material Accounting Policies [Line Items]
Employee contribution		69,000
Contract assets [member]
Material Accounting Policies [Line Items]
Net amounts		$ 8,019,000	$ 8,495,000